Note 13 - Mezzanine Equity and Stockholders' Equity (Details Textual) - USD ($)										1 Months Ended	2 Months Ended		3 Months Ended							4 Months Ended	9 Months Ended		12 Months Ended
	Jul. 26, 2024	Jul. 19, 2024	Jul. 18, 2024	Apr. 03, 2024	Apr. 02, 2024	Nov. 09, 2023	Apr. 24, 2023	Feb. 21, 2023	Jan. 20, 2023	Oct. 31, 2024	Nov. 21, 2024	Nov. 18, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Nov. 17, 2022
Preferred Stock, Par or Stated Value Per Share (in dollars per share)													$ 0.001			$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Proceeds from Issuance of Private Placement																					$ 3,925,000	$ 0
Proceeds from Issuance or Sale of Equity							$ 10,800,000
Warrants and Rights Outstanding													$ 8,600,000							$ 8,600,000	8,600,000
Stock Issued During Period, Value, New Issues													0	$ 0				$ 10,794,000					$ 10,794,000	$ 0
Conversion of Stock, Amount Converted													209,000
Gain (Loss) on Extinguishment of Debt													71,000				$ 0				14,591,000	0
Stock Issued During Period, Value, Conversion of Convertible Securities													0		$ 280,000
Preferred Stock, Value, Issued													$ 0			$ 0				$ 0	$ 0		$ 0	$ 0
Common Stock, Par or Stated Value Per Share (in dollars per share)													$ 0.001			$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock Redeemed or Called During Period, Value													$ 772,000
Preferred Stock, Redemption Premium, Percentage													20.00%							20.00%	20.00%
Dividends, Preferred Stock, Cash													$ 347,000
Proceeds from Issuance of Common Stock																					$ 1,367,000	0	$ 755,000	$ 4,253,000
Preferred Stock, Shares Outstanding (in shares)													0			0				0	0		0	0
Equity Issued During Period, Units, New Issues (in shares)							204,779
Units, Number of Warrants Called by Each Unit (in shares)							1
Shares Issued, Price Per Share (in dollars per share)							$ 52.74
Proceeds from Issuance or Sale of Equity, Gross							$ 12,400,000
Stock Issued During Period, Value, Exercise Of Warrants																			$ 843,000				$ 843,000
Proceeds from Warrant Exercises																					$ 0	843,000	843,000	$ 0
Asset Purchase Agreement With Varian Biopharmaceuticals, Inc. [Member]
Asset Purchase Agreement, Contingent Consideration					$ 2,300,000
ELOC Purchase Agreement [Member]
Agreement, Maximum Equity Value to be Issued														$ 35
June 2024 Equity Line of Credit [Member]
Stock Issued During Period, Shares, New Issues (in shares)													1,400,000
Agreement, Maximum Equity Value to be Issued													$ 35,000,000							$ 35,000,000	35,000,000
Proceeds from Issuance of Common Stock													4,400,000
Proceeds From Equity Issuance Receivable													700,000							700,000	700,000
Senior Convertible Notes With First PIPE [Member]
Long-Term Debt, Gross																									$ 1,200,000
Gain (Loss) on Extinguishment of Debt													46,000
Senior Convertible Notes With First PIPE [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Liability													300,000							300,000	300,000
June and July Notes [Member]
Gain (Loss) on Extinguishment of Debt													0
June 2024 Commitment Note [Member]
Debt Instrument, Fair Value Disclosure													$ 600,000							600,000	600,000
Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)													313,071
Conversion of Stock, Amount Converted													$ 55,000
Conversion of Stock, Shares Converted (in shares)													1,116
Gain (Loss) on Conversion of Stock													$ 0
Conversion of Series C Preferred Stock Into Common Stock [Member] | Subsequent Event [Member]
Conversion of Stock, Shares Issued (in shares)											2,322,875
Conversion of Stock, Shares Converted (in shares)											3,104
July 2024 First Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			3,440,631
Class of Warrant or Right, Issued During Period (in shares)													909,094
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 4.11
Warrants and Rights Outstanding													$ 2,600,000							2,600,000	2,600,000
July 2024 First Purchase Agreement Warrants [Member] | First Private Placement to Senior Convertible Notes [Member]
Class of Warrant or Right, Exchanged During Period													444,536							444,536	444,536
July 2024 First Purchase Agreement Warrants [Member] | First Private Placement to June and July Notes [Member]
Class of Warrant or Right, Exchanged During Period													206,277							206,277	206,277
July 2024 First Purchase Agreement Warrants [Member] | First Private Placement to Series B [Member]
Class of Warrant or Right, Exchanged During Period													$ 1,880,724							1,880,724	1,880,724
July 2024 First Purchase Agreement Warrants [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)			4,011
July 2024 First Purchase Agreement Warrants [Member] | Chief Managerial Officer [Member]
Class of Warrant or Right, Issued During Period (in shares)			2,674
July 2024 Second Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	267,380
Class of Warrant or Right, Issued During Period (in shares)													267,380
Warrants and Rights Outstanding													$ 726,000							$ 726,000	726,000
July 2024 Second Purchase Agreement Warrants [Member] | Placement Agent Fees and Expenses [Member]
Class of Warrant or Right, Issued During Period (in shares)	8,022
July 2024 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)																									$ 4.11
Warrants and Rights Outstanding																									$ 10.8
Warrants and Rights Outstanding, Term (Year)																									5 years
April 2023 Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 52.74
Warrants and Rights Outstanding, Term (Year)							5 years
December 2019 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								307	88
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 10,881	$ 10,881
May 2020 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								307	311
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 7,177.5	$ 7,177.5
March 2021 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									4,945
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 3,240
January 2023 Existing Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									5,343
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 180
Stock Issued During Period, Value, Exercise Of Warrants									$ 1,000,000
Proceeds from Warrant Exercises								$ 700,000	$ 700,000
Fair Value of Warrant Modifications Related to Warrant Exercise Inducement								$ 1,200,000													0	1,238,000	1,238,000	0
January 2023 New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									10,686
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 193.68
Warrants and Rights Outstanding, Term (Year)									5 years
July 2018 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								70
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 10,800
December 2018 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								554
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 10,935
February 2023 Existing Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								1,236
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 127.08
Stock Issued During Period, Value, Exercise Of Warrants								$ 200,000
Proceeds from Warrant Exercises								100,000
Fair Value of Warrant Modifications Related to Warrant Exercise Inducement								$ 300,000													0	274,000	$ 274,000	$ 0
February 2023 New Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								2,472
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 193.68
Warrants and Rights Outstanding, Term (Year)								5 years
July 2024 First Purchase Agreement [Member]
Proceeds from Issuance of Private Placement			$ 12,900,000
Noncash Proceeds from Issuance of Private Placement			9,500,000
Proceeds from Issuance or Sale of Equity													3,100,000
Lead Buyer Reimbursements													0.3
July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Conversion of Stock, Amount Converted													700,000
July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Conversion of Stock, Amount Converted													6,400,000
First PIPE [Member] | Chief Executive Officer [Member]
Proceeds from Issuance or Sale of Equity			15,000
First PIPE [Member] | Chief Managerial Officer [Member]
Proceeds from Issuance or Sale of Equity			$ 10,000
July 2024 Second Purchase Agreement [Member]
Proceeds from Issuance of Private Placement	$ 1,000,000
Proceeds from Issuance or Sale of Equity													975,000
Lead Buyer Reimbursements													25,000
First and Second Private Placement [Member]
Payments of Stock Issuance Costs													800,000
First and Second Private Placement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Payments of Stock Issuance Costs													200,000
First and Second Private Placement [Member] | July 2024 Warrants [Member]
Payments of Stock Issuance Costs													$ 900,000
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)													1,400,000							1,400,000
Proceeds from Issuance or Sale of Equity													$ 500,000								$ 4,371,000	0
Stock Issued During Period, Value, New Issues													$ 4,371,000
Proceeds from Issuance of Common Stock																				$ 4,400,000
Stock Issued During Period, Value, New Issues, Percentage of Total Proceeds													30.00%
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)											4,300,000	4,300,000
Proceeds from Issuance or Sale of Equity												$ 2,400,000
Stock Redeemed or Called During Period, Shares (in shares)											794
Stock Redeemed or Called During Period, Value											$ 900,000
Stock Redeemed or Called During Period, Value, Net											1,000,000
Proceeds from Issuance or Sale of Equity, Net										$ 3,100,000
Proceeds from Issuance or Sale of Equity, Gross											$ 3,400,000
Over-Allotment Option [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							30,717
Overallotment, Potential Issuable Shares (in shares)							30,717
ATM Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)																47,132					143,120			11,491
Stock Issued During Period, Value, New Issues															$ 1,367,000
Proceeds from Issuance of Common Stock																$ 800,000					$ 1,400,000			$ 4,300,000
ATM Program [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)															143,120
Proceeds from Issuance of Common Stock															$ 1,400,000
ATM Program [Member] | Ladenburg [Member]
Commission Fee, Percent Fee						3.00%
Reimbursement, Maximum Disbursement						$ 60,000
Reimbursement, Additional Maximum Quarterly Disbursement						$ 3,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 1,000											$ 1,000							$ 1,000	$ 1,000
Stock Issuance Agreement, Shares Authorized (in shares)		18,820
Preferred Stock, Convertible, Conversion Price (in dollars per share)		$ 3.74
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)		267
Preferred Stock, Dividend Rate, Percentage		10.00%
Preferred Stock Dividend Rate Triggering Event Percentage		18.00%
Stock Redeemed or Called During Period, Shares (in shares)													706
Series C Preferred Stock [Member] | Reclassified to Common Stock [Member]
Preferred Stock, Value, Issued													$ 154,000							$ 154,000	$ 154,000
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)		$ 1.28
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			16,099										4,255
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001
Stock Issued During Period, Value, New Issues													$ 500,000
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to Senior Convertible Notes [Member]
Conversion of Stock, Shares Issued (in shares)													2,080
Conversion of Stock, Amount Converted													$ 1,500,000
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to June and July Notes [Member]
Conversion of Stock, Shares Issued (in shares)													966
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | First Private Placement to Series B [Member]
Conversion of Stock, Shares Issued (in shares)													8,798
Series C Preferred Stock [Member] | July 2024 First Purchase Agreement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Stock Issued During Period, Shares, New Issues (in shares)			161
Class of Warrant or Right, Issued During Period (in shares)			62,892
Series C Preferred Stock [Member] | First PIPE [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)			19
Series C Preferred Stock [Member] | First PIPE [Member] | Chief Managerial Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)			13
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,250												1,250
Stock Issued During Period, Value, New Issues													$ 249,000
Series C Preferred Stock [Member] | July 2024 Second Purchase Agreement [Member] | Placement Agent Fees and Expenses [Member]
Stock Issued During Period, Shares, New Issues (in shares)	30
Series C Preferred Stock [Member] | First and Second Private Placement [Member]
Payments of Stock Issuance Costs													$ 1,100,000
Series C Preferred Stock [Member] | First and Second Private Placement [Member] | July 2024 First Purchase Agreement Placement Agent [Member]
Class of Warrant or Right, Issued During Period (in shares)													70,914
Series C Preferred Stock [Member] | First and Second Private Placement [Member] | First and Second Purchase Agreement Placement Agent [Member]
Stock Issued During Period, Shares, New Issues (in shares)													191
Series C Preferred Stock [Member] | ELOC Purchase Agreement [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)													$ 1,000							$ 1,000	$ 1,000
Stock Redeemed or Called During Period, Shares (in shares)													705							705
Stock Redeemed or Called During Period, Value													$ 800,000
Preferred Stock, Redemption Premium, Percentage													20.00%							20.00%	20.00%
Dividends, Preferred Stock, Cash													$ 300,000
Stock Redeemed or Called During Period, Value, Net													$ 1,100,000							$ 1,100,000
Series C Preferred Stock [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stock Redeemed or Called During Period, Shares (in shares)										133
Stock Redeemed or Called During Period, Value										$ 150,000
Dividends, Preferred Stock, Cash										50,000
Stock Redeemed or Called During Period, Value, Net										$ 200,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					5,500
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 1,000	$ 0.001
Stock Issuance Agreement, Shares Authorized (in shares)				5,500
Preferred Stock, Convertible, Conversion Price (in dollars per share)				$ 6.4854
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)				155
Preferred Stock, Dividend Rate, Percentage				10.00%
Stock Issued During Period, Value, New Issues					$ 7,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)													5,500
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 7,000,000
Payments of Stock Issuance Costs				$ 68,000																	$ 68,000	$ (0)
Preferred Stock, Value, Issued				7,000,000
Stock Issuance Agreement, Amount Authorized				$ 5,500,000
Preferred Stock, Shares Outstanding (in shares)													0							0	0
Series B Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)				$ 1.2978
Series B Preferred Stock [Member] | July 2024 First Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			5,500